March 25, 2014

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Arbitrage Fund

Touchstone Merger Arbitrage Fund

Supplement To the Prospectus Dated January 30, 2014

The table in the section entitled “Distributions and Taxes” in the prospectus of the Touchstone Arbitrage Fund and the Touchstone Merger Arbitrage Fund (the “Funds”) has been revised to reflect the declaration and payment of dividends by the Funds on an annual basis.

Accordingly, the Distribution and Taxes table is revised as follows:

Distributions and Taxes

Fund	Dividends Declared	Dividends Paid
Touchstone Arbitrage Fund	Annually	Annually
Touchstone Merger Arbitrage Fund	Annually	Annually

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-56-TFGT-TMARX-S1-1401

TSF-56-TFGT-TMGAX-S2-1401